Costs of services and general and administrative costs	6 Months Ended
Jun. 30, 2019
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Costs of services and general and administrative costs
4.	Costs of services and general and administrative costs

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m
Costs of services	6,390.2	6,218.7	12,663.5
General and administrative costs	552.8	432.1	1,507.5
	6,943.0	6,650.8	14,171.0

Costs of services and general and administrative costs include:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m
Staff costs	4,132.7	4,032.6	8,172.6
Establishment costs	380.7	433.7	871.7
Media pass-through costs	818.8	740.9	1,458.0
Data collection pass-through costs	297.4	286.6	609.2
Other costs of services and general and administrative costs[1]	1,313.4	1,157.0	3,059.5
	6,943.0	6,650.8	14,171.0

Note

[1]

Other costs of services and general and administrative costs include £350.9 million (period ended 30 June 2018: £316.3 million; year ended 31 December 2018: £708.6 million) of other pass-through costs.

Staff costs include:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m
Wages and salaries	2,890.2	2,805.4	5,710.0
Cash-based incentive plans	77.2	74.1	240.7
Share-based incentive plans	32.5	41.6	84.8
Social security costs	376.2	367.7	717.5
Pension costs	98.5	93.1	191.2
Severance	17.9	16.8	37.5
Other staff costs	640.2	633.9	1,190.9
	4,132.7	4,032.6	8,172.6

Other costs of services and general and administrative costs include:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m
Amortisation and impairment of acquired intangible assets	66.9	84.0	280.0
Goodwill impairment	—	—	183.9
Gains on disposal of investments and subsidiaries	(40.6)	(189.9)	(235.5)
Gains on remeasurement of equity interests arising from a change in scope of ownership	(0.4)	(0.1)	(2.0)
Investment write-downs	—	1.5	2.0
Restructuring and transformation costs	55.4	45.5	302.3
Litigation settlement	(16.8)	—	—
Gain on sale of freehold property in New York	(7.9)	—	—
Depreciation of property, plant and equipment	106.2	109.2	225.1
Amortisation of other intangible assets	18.3	18.3	38.7
Depreciation of right-of-use assets	168.4	—	—
Short-term lease expense	56.9	—	—
Low-value lease expense	1.7	—	—

Gains on disposal of investments and subsidiaries in the period ended 30 June 2019 of £40.6 million include a gain of £28.6 million on the disposal of the Group’s interest in Chime. Gains on disposal of investments and subsidiaries in 2018 included a gain of £185.3 million on the disposal of the Group’s interest in Globant S.A.

In the period ended 30 June 2019, restructuring and transformation costs of £55.4 million comprise £48.2 million of restructuring costs and £7.2 million transformation costs in relation to the continuing global IT transformation programme. Restructuring costs of £48.2 million primarily comprise £36.1 million of costs in relation to the continuing restructuring plan, first outlined on the Investor Day in December 2018. As part of that plan, restructuring actions have been taken to right-size underperforming businesses, address high cost severance markets and simplify operational structures. Further restructuring and transformation costs will be incurred in the second half of 2019, 2020, and 2021. In the period ended 30 June 2018, restructuring costs of £45.5 million predominantly comprised severance costs arising from a structural reassessment of certain of the Group’s operations.

In the year ended 31 December 2018, restructuring and transformation costs of £302.3 million comprise £210.3 million of restructuring costs and £92.0 million transformation costs with respect to strategic initiatives including co-locations in major cities, IT transformation and shared services. In the fourth quarter of 2018, £234.0 million of restructuring and transformation costs were incurred in relation to the strategic review of the Group’s operations, as outlined in the Investor Day on 11 December 2018. The remaining £68.3 million primarily relates to restructuring costs recorded in the first half of 2018 and transformation costs in relation to the continuing global IT transformation programme.

In the period ended 30 June 2019, the Group received £16.8 million in settlement of a class action lawsuit against comScore Inc. for providing materially false and misleading information regarding their company and its financial performance.

In March 2019, the Group entered into a sale and leaseback agreement for its office space at 3 Columbus Circle in New York. The Group sold the freehold for proceeds of £159.0 million and simultaneously entered into a 15 year lease. The net gain recognised from the sale and leaseback is £7.9 million.

In the year ended 31 December 2018, amortisation and impairment of acquired intangibles included an impairment charge in the year of £126.1 million, comprising £58.6 million in regard to certain brand names that are no longer in use and £67.5 million in regard to customer relationships where the underlying clients have been lost.

In the year ended 31 December 2018, the goodwill impairment charge of £183.9 million primarily related to a charge of £148.0 million in respect of VMLY&R, with the remaining £35.9 million relating to a number of under-performing businesses in the Group. In certain markets, the impact of current, local economic conditions and trading circumstances on these businesses is sufficiently severe to indicate impairment to the carrying value of goodwill.